Valuation results and net trading income - Additional information (Details) - – Trading securities - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Valuation Results And Net Trading Income [Line Items]
Impact of interest rate volatility, EU IAS39 carve out adjustment	€ (1,793)	€ (4,642)	€ 10,713
Trading assets
Valuation Results And Net Trading Income [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	€ 20	€ 160	€ (157)